Cover	Oct. 31, 2024
Entity Addresses [Line Items]
Document Type	S-3/A
Amendment Flag	false
Entity Registrant Name	DSS, INC.
Entity Central Index Key	0000771999
Entity Tax Identification Number	16-1229730
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	275 Wiregrass Pkwy
Entity Address, City or Town	Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	(585)
Local Phone Number	325-3610
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	275 Wiregrass Pkwy
Entity Address, City or Town	West Henrietta
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14586
City Area Code	+1 (585)
Local Phone Number	325-3610
Contact Personnel Name	Jason Grady